INCOME TAXES - Schedule of income (loss) before income tax, domestic and foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (63.7)	$ (180.2)	$ (174.1)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	163.0	505.8	331.8
INCOME BEFORE INCOME TAXES	$ 99.3	$ 325.6	$ 157.7